Segment Information - Schedule of Allocation of Total Revenue by Country (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Total revenue, net	$ 8,576,431	[1]	$ 10,630,932	[1]	$ 12,287,327	[1]
Russia Entities [Member]
Total revenue, net	4,797,013		5,572,602		5,809,146
Europe [Member]
Total revenue, net	1,267,840		1,722,088		2,396,075
Asia [Member]
Total revenue, net	1,496,352		1,642,469		1,531,641
CIS [Member]
Total revenue, net	644,682		941,365		1,047,468
Middle East [Member]
Total revenue, net	227,783		526,156		912,704
USA [Member]
Total revenue, net	55,091		74,531		214,539
Other Regions [Member]
Total revenue, net	$ 87,670		$ 151,721		$ 375,754

[1]	See Note 24